Leases (Details) - Schedule of Key Components of the Company's Operating Leases - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Schedule of Key Components of the Companys Operating Leases [Abstract]
Operating Lease - Operating Cash Flows (Fixed Payments)	$ 594	$ 1,121
Operating Lease - Operating Cash Flows (Liability Reduction)	429	932
New ROU Assets - Operating Leases		$ 10,551
Weighted Average Lease Term - Operating Leases	21 years 18 days	21 years 6 months 14 days
Weighted Average Discount Rate - Operating Leases	7.10%	7.10%